Genworth Life & Annuity 11011 West Broad Street Glen Allen, VA 23060

May 4, 2026

VIA EDGAR

The United States Securities

 and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Genworth Life & Annuity VA Separate Account 2

Genworth Life and Annuity Insurance Company

File Nos. 333-133425; 811-21892

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Genworth Life & Annuity VA Separate Account 2 (the “Separate Account”) and Genworth Life and Annuity Insurance Company (the “Company”), we certify that the form of prospectus and the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of prospectus and the form of the Statement of Additional Information contained in Post-Effective Amendment No. 21 to the Registration Statement for the Company and the Separate Account, which was filed electronically on April 29, 2026, and became effective on May 1, 2026.

Please contact the undersigned at michael.pappas@genworth.com should you have any questions regarding this filing.

Sincerely,

/s/ Michael D. Pappas
Michael D. Pappas
Associate General Counsel

MyClearCourse – 497(j)